RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Accrued Compensation
	2016	2015
Wages	$1,455,886	$1,178,909
Vacation	261,325	170,371
Bonuses	449,038	-
Payroll taxes on the above	133,344	93,510
Total	2,299,593	1,442,790
Classified as long-term	(1,531,904)	(906,928)
Accrued compensation	$767,689	$535,862